Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	5,843	$ 6,595
International Equity Funds - 20.3%
Transamerica Emerging Markets Equity, Class I2 (B)	4,352,675	42,046,844
Transamerica Emerging Markets Equity, Class R6 (B)	315,913	3,067,517
Transamerica International Equity, Class I2 (B)	4,702,862	112,398,406
Transamerica International Focus, Class I2 (B)	5,908,230	42,952,828
Transamerica International Focus, Class R6 (B)	622,841	4,552,965
Transamerica International Small Cap Value, Class I2 (B)	400,625	6,978,877
Transamerica International Stock, Class I2 (B)	8,220,477	111,798,491
Transamerica International Stock, Class R6 (B)	602,363	8,192,140
		331,988,068
International Fixed Income Funds - 2.5%
Transamerica Emerging Markets Debt, Class I2 (B)	3,818,940	35,668,899
Transamerica Emerging Markets Debt, Class R6 (B)	522,449	4,895,345
		40,564,244
U.S. Equity Funds - 52.0%
Transamerica Capital Growth, Class I2 (A)(B)	2,236,368	30,682,968
Transamerica Capital Growth, Class R6 (A)(B)	184,359	2,529,407
Transamerica Large Cap Value, Class I2 (B)	21,764,937	346,497,793
Transamerica Large Cap Value, Class R6 (B)	374,600	5,963,637
Transamerica Mid Cap Growth, Class I2 (B)	1,436,993	16,525,421
Transamerica Mid Cap Growth, Class R6 (B)	393,330	4,515,434
Transamerica Mid Cap Value Opportunities, Class I2 (B)	929,826	10,339,661
Transamerica Mid Cap Value Opportunities, Class R6 (B)	362,172	4,074,431
Transamerica Small Cap Growth, Class I2 (B)	1,238,402	7,479,951
Transamerica Small Cap Growth, Class R6 (B)	330,862	1,998,407
Transamerica Small Cap Value, Class I2 (B)	1,515,805	7,275,866
Transamerica Small Cap Value, Class R6 (B)	419,119	2,045,300
Transamerica Sustainable Equity Income, Class I2 (B)	4,539,888	37,681,067
Transamerica US Growth, Class I2 (B)	11,222,840	372,710,506
Transamerica US Growth, Class R6 (B)	43,320	1,438,646
		851,758,495
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 21.7%
Transamerica Bond, Class I2 (B)	7,379,537	$ 59,405,272
Transamerica Bond, Class R6 (B)	704,729	5,666,021
Transamerica Core Bond, Class I2 (B)	20,939,134	179,238,985
Transamerica Floating Rate, Class I2 (B)	1,583,568	14,220,438
Transamerica High Yield Bond, Class I2 (B)	107,810	888,352
Transamerica High Yield Bond, Class R6 (B)	839,343	6,916,184
Transamerica Inflation Opportunities, Class I2 (B)	5,787,472	56,890,853
Transamerica Long Credit, Class I2 (B)	3,477,699	32,446,935
Transamerica Short-Term Bond, Class I2 (B)	2,408	23,771
		355,696,811
U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure, Class I2 (B)	1,994,040	17,687,138
Total Investment Companies (Cost $1,224,852,873)		1,597,701,351
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF (E)	15,241	763,117
Health Care Select Sector SPDR Fund (F)	23,266	3,034,584
Total Exchange-Traded Funds (Cost $3,983,916)		3,797,701

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.80% (G), dated 07/31/2025, to be repurchased at $21,684,674 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $22,117,349.	$ 21,683,590	21,683,590
Total Repurchase Agreement (Cost $21,683,590)		21,683,590
Total Investments (Cost $1,250,520,379)		1,623,182,642
Net Other Assets (Liabilities) - 0.9%		14,682,097
Net Assets - 100.0%		$ 1,637,864,739
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	744	09/19/2025	$82,099,283	$82,630,500	$531,217	$—
EURO STOXX 50® Index	58	09/19/2025	3,531,808	3,534,523	2,715	—
TOPIX Index	8	09/11/2025	1,478,410	1,564,456	86,046	—
Total Futures Contracts					$619,978	$—
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,597,694,756	$—	$—	$1,597,694,756
Exchange-Traded Funds	3,797,701	—	—	3,797,701
Repurchase Agreement	—	21,683,590	—	21,683,590
Total	$1,601,492,457	$21,683,590	$—	$1,623,176,047
Investment Companies Measured at Net Asset Value (C)				6,595
Total Investments				$1,623,182,642
Other Financial Instruments
Futures Contracts (I)	$619,978	$—	$—	$619,978
Total Other Financial Instruments	$619,978	$—	$—	$619,978
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$77,319,871	$10,345,290	$(28,000,000)	$(2,859,071)	$2,599,182	$59,405,272	7,379,537	$2,145,289	$—
Transamerica Bond, Class R6	—	18,343,114	(12,000,000)	(746,888)	69,795	5,666,021	704,729	84,568	—
Transamerica Capital Growth, Class I2	32,507,071	—	(14,000,000)	2,648,510	9,527,387	30,682,968	2,236,368	—	—
Transamerica Capital Growth, Class R6	—	2,731,207	(2,000,000)	1,138,484	659,716	2,529,407	184,359	—	—
Transamerica Core Bond, Class I2	179,117,166	52,819,363	(52,000,000)	(6,077,842)	5,380,298	179,238,985	20,939,134	5,219,363	—
Transamerica Emerging Markets Debt, Class I2	51,850,132	2,454,050	(18,000,000)	(690,076)	54,793	35,668,899	3,818,940	2,454,050	—
Transamerica Emerging Markets Debt, Class R6	—	5,052,518	—	—	(157,173)	4,895,345	522,449	60,459	—
Transamerica Emerging Markets Equity, Class I2	26,171,471	9,038,725	—	—	6,836,648	42,046,844	4,352,675	38,725	—
Transamerica Emerging Markets Equity, Class R6	—	2,900,803	—	—	166,714	3,067,517	315,913	—	—
Transamerica Energy Infrastructure, Class I2	16,036,660	199,189	—	—	1,451,289	17,687,138	1,994,040	549,255	—
Transamerica Floating Rate, Class I2	8,122,162	6,196,374	—	—	(98,098)	14,220,438	1,583,568	696,374	—
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust, Class I2	$7,024	$—	$—	$—	$(429)	$6,595	5,843	$—	$—
Transamerica High Yield Bond, Class I2	14,237,171	438,680	(13,400,000)	(319,959)	(67,540)	888,352	107,810	438,680	—
Transamerica High Yield Bond, Class R6	—	7,134,126	—	—	(217,942)	6,916,184	839,343	80,328	—
Transamerica Inflation Opportunities, Class I2	50,926,081	6,703,142	(1,000,000)	(18,893)	280,523	56,890,853	5,787,472	1,403,142	—
Transamerica International Equity, Class I2	91,614,147	22,728,695	(13,000,000)	3,038,083	8,017,481	112,398,406	4,702,862	2,431,035	297,660
Transamerica International Focus, Class I2	45,421,599	7,693,711	(6,500,000)	(1,153,499)	(2,508,983)	42,952,828	5,908,230	709,855	6,983,856
Transamerica International Focus, Class R6	—	4,611,988	—	—	(59,023)	4,552,965	622,841	—	—
Transamerica International Small Cap Value, Class I2	7,661,731	434,719	(2,000,000)	488,347	394,080	6,978,877	400,625	326,518	108,201
Transamerica International Stock, Class I2	112,611,347	6,621,767	(19,500,000)	2,853,039	9,212,338	111,798,491	8,220,477	3,209,469	3,412,299
Transamerica International Stock, Class R6	—	6,982,937	—	—	1,209,203	8,192,140	602,363	—	—
Transamerica Large Cap Value, Class I2	297,184,396	41,955,815	(13,500,000)	1,889,210	18,968,372	346,497,793	21,764,937	4,370,346	3,585,469
Transamerica Large Cap Value, Class R6	—	10,552,754	(6,000,000)	668,155	742,728	5,963,637	374,600	35,062	—
Transamerica Long Credit, Class I2	44,741,648	7,575,029	(18,000,000)	(1,355,337)	(514,405)	32,446,935	3,477,699	1,574,560	468
Transamerica Mid Cap Growth, Class I2	13,862,282	571,076	—	—	2,092,063	16,525,421	1,436,993	—	571,076
Transamerica Mid Cap Growth, Class R6	—	4,249,633	—	—	265,801	4,515,434	393,330	—	—
Transamerica Mid Cap Value Opportunities, Class I2	6,855,143	3,632,696	—	—	(148,178)	10,339,661	929,826	104,114	528,583
Transamerica Mid Cap Value Opportunities, Class R6	—	4,489,033	—	—	(414,602)	4,074,431	362,172	—	—
Transamerica Short-Term Bond, Class I2	22,837	769	—	—	165	23,771	2,408	769	—
Transamerica Small Cap Growth, Class I2	9,176,448	1,070,723	(2,000,000)	(755,690)	(11,530)	7,479,951	1,238,402	—	1,070,723
Transamerica Small Cap Growth, Class R6	—	2,364,969	—	—	(366,562)	1,998,407	330,862	—	—
Transamerica Small Cap Value, Class I2	7,415,930	1,645,224	—	—	(1,785,288)	7,275,866	1,515,805	139,093	1,506,132
Transamerica Small Cap Value, Class R6	—	2,265,047	—	—	(219,747)	2,045,300	419,119	—	—
Transamerica Sustainable Equity Income, Class I2	36,871,733	2,920,395	(1,000,000)	73,648	(1,184,709)	37,681,067	4,539,888	431,768	2,488,627
Transamerica US Growth, Class I2	304,249,657	88,061,037	(27,500,000)	1,223,789	6,676,023	372,710,506	11,222,840	512,879	42,548,159
Transamerica US Growth, Class R6	—	6,071,114	(6,500,000)	1,623,795	243,737	1,438,646	43,320	—	—
Total	$1,433,983,707	$350,855,712	$(255,900,000)	$1,667,805	$67,094,127	$1,597,701,351	119,281,779	$27,015,701	$63,101,253
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$60,118	$6,595	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at July 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds